Touchstone Active Bond Fund Expense Example, No Redemption - Touchstone Active Bond Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	671
Expense Example, No Redemption, 5 Years	1,216
Expense Example, No Redemption, 10 Years	$ 2,705